ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Results of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Total revenues	$ 30,676	$ 50,015	$ 80,481
Net loss	(28,756)	(179,721)	(75,562)
PRC Domestic Entities
ORGANIZATION AND BASIS OF PRESENTATION
Total revenues	15,213	33,401	53,211
Net loss	$ (37,921)	$ (119,022)	$ (28,504)